Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone U.S. Master Variance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge U.S. Master Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is expected to be over 100% of the Fund’s total assets in the first year of operations.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”). The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

Under normal market conditions, the Fund will invest at least 80% of its net assets in the Underlying Funds that invest principally in U.S. issuers. Initially, the Adviser anticipates allocating approximately two-thirds (2/3) of its assets to the U.S. Variance Risk Premium Fund and approximately one-third (1/3) of its assets to the U.S. Small Cap Variance Risk Premium Fund. The Fund's asset allocation targets may vary in particular cases and may change over time without prior notice.

Sources of expected returns for the Underlying Funds may include the “equity risk premium”, defined as the tendency for average equity securities’ returns to be above average returns on cash as compensation for bearing the risk of owning equity securities. Another source of expected returns may be the “variance risk premium”, defined as the tendency for “equity implied volatility” to be higher than “equity realized volatility”, on average, for bearing "variance risk”. That is, the Adviser believes that equity options buyers, on average, pay a premium, received by the seller, to remove some uncertainty from their equity returns. The Adviser looks for securities with options traded on those securities, where the option is viewed by the Adviser as pricing-in “variance risk premium”. This means that the purchase price of the option is higher than what the Adviser thinks translates to the intrinsic value of the option. As an option seller, an Underlying Fund will seek to capture the returns associated with investors paying premiums to “insure” their risks by buying an option on that security. Each Underlying Fund’s investment strategy is not dependant on any specific security. Instead, each Underlying Fund’s investment strategy is based upon seeking to capture risk premiums where buyers of protection are paying a premium in excess of the Adviser’s expected value of the option. In constructing an investment portfolio for the Underlying Funds, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. The Adviser then seeks to obtain a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The Adviser does not intend to purchase or sell securities for the investment portfolios of the Underlying Funds based on prospects for the economy, the securities markets or the individual issuers themselves.

The Adviser monitors the Underlying Funds and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

The Underlying Funds also intend to write (sell) call options on individual stocks, exchange traded funds (“ETFs”), and indices. The Underlying Funds may also write (sell) index and ETF put options. For both calls and puts, each Underlying Fund will only sell “covered” options (i.e., where the Underlying Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position). Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold). Such options that are more substantially out-of-the-money generally would pay a lower premium than options that are slightly out-of-the-money. In certain circumstances, an Underlying Fund may also trade in-the-money options. Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium. By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium. If, at expiration, an option sold by an Underlying Fund is exercised, the Underlying Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities. The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by an Underlying Fund as the seller of the option. As a result of the Underlying Funds’ option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Underlying Funds.

The Underlying Funds also intend to enter into futures and swap contracts. The Underlying Funds may use derivatives for investment purposes, including trading strategies, when the Adviser determines that it may be attractive or efficient to take long positions through swap contracts or futures contracts. In addition, the Underlying Funds may use derivatives to the maximum extent consistent with Commodity Futures Trading Commission Regulation 4.5, which allows the Adviser to be excluded from the definition of a "commodity pool operator." To that end, each Underlying Fund may invest in commodity interests (i) with aggregate net notional value of up to 100% of such Underlying Fund's net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions. The use of derivatives gives rise to a form of leverage and the related risks.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Underlying Funds may obtain leverage through borrowings in seeking their investment objectives. The Underlying Funds’ borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of an Underlying Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time such Underlying Fund incurs the indebtedness.

The Underlying Funds may at times hold significant cash or government obligations to cover their derivatives positions.

The Underlying Funds’ investment adviser may also consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) institutional investors (including registered investment advisers) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page 4 of this Prospectus.

Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek long term capital appreciation. Generally, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund have the same principal investment strategies as one another, and as those described above, except that the U.S. Small Cap Variance Risk Premium Fund (under normal market conditions) invests primarily in securities of U.S. issuers consisting of common stocks of U.S. small cap companies, ETFs whose portfolios consist primarily of common stocks of U.S. small cap companies and derivative instruments related to those securities. The Adviser considers small cap companies to be those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser's definition of small cap companies had a market capitalization of $6.061 billion as of February 28, 2013. The market capitalization of the largest small cap company will fluctuate over time. The risks of each of the Underlying Funds are described below. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers. The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds.

There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at (855) 609-3680 and can also be viewed and downloaded on the Fund’s website at www.stoneridgefunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in light of actual market conditions. There is the risk that the Underlying Funds’ will not achieve their investment objectives.

Equity Investing Risk. The Underlying Funds’ shares are sensitive to stock market volatility and the stocks in which the Underlying Funds invest may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of the Underlying Funds’ shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives by an Underlying Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in an Underlying Fund, which magnifies such Underlying Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by an Underlying Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing an Underlying Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of an Underlying Fund’s shares may decline and such Underlying Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Underlying Funds may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Underlying Funds may take a credit risk with regard to parties with which they trade and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of an Underlying Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The Underlying Funds’ use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments and subjects them to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the Underlying Funds performance. As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Borrowing Risk. Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. An Underlying Fund will borrow only if the value of such Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, such Underlying Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage. Therefore the Underlying Funds are subject to leveraging risk. Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have. The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent such Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Each Underlying Fund may lend its securities. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of an Underlying Fund’s shares may fall and there may be a delay in recovering the loaned securities. The value of an Underlying Fund’s shares could also fall if a loan is called and such Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund’s investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical. However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Tax Risk. In order for the Fund or any Underlying Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), that fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. Although certain derivative contracts do not produce qualifying income for a RIC, each Underlying Fund generally intends to invest in derivative contracts that produce qualifying income. If, in any year, the Fund or any Underlying Fund fails to qualify as a RIC under the Code for any reason, that fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. Certain derivative contracts in which each Underlying Fund invests could be subject to special tax rules, such as the “straddle” rules and the rules for “Section 1256 Contracts,” that could limit an Underlying Fund’s ability to recognize losses for tax purposes or otherwise affect the timing and character of each Underlying Fund’s income.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the funds in which it invests.